Note 13 - Commitments and Contingencies (Tables)	6 Months Ended
Apr. 30, 2025
Statement Line Items [Line Items]
Disclosure of commitments [text block]
(thousands of Canadian dollars)
	April 30	October 31	April 30
	2025	2024	2024

Credit asset commitments	$638,708	$635,433	$438,177
Letters of credit	55,592	65,671	72,332

	$694,300	$701,104	$510,509